Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

(12)	ACCRUED EXPENSES AND OTHER PAYABLES

Components of accrued expenses and other payables are as follows:

	December 31,	December 31,
	2009	2010

Purchase of equipment	469,321	404,557
Withholding individual income tax payable(a)	41,820	46,262
Income tax payables	14,741	31,854
Accrued payroll and welfare	7,002	15,555
Other payable due to customers (Note 11)	97,516	206,217
Other accruals and payable	25,038	46,827

	655,438	751,272

(a)	Withholding individual income tax payable

As of December 31, 2009 and 2010, the Group had outstanding withholding individual income tax payable of US$41,820 and US$46,262 respectively, arising from the Group’s withholding tax obligation in relation to the income derived from the exercise of share options by certain of the Group’s executives and employees pursuant to PRC tax regulations (see Note 5).

In 2008, the Group obtained notices from the relevant PRC Tax Authority granting deferral of the payment of such withholding tax obligation until the Group’s executives and employees sell their shares, at which time the Group will withhold the tax and remit it on behalf of the employees. Due to the open nature of the payment timing, the Group has classified the payable as a current liability as of December 31, 2009 and 2010.